LORD ABBETT GLOBAL FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

July 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Global Fund, Inc. (the “Company”)
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 37 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of reflecting changes to the investment parameters of Global Allocation Fund, a series of the Company. Specifically, Global Allocation Fund’s target equity and fixed income allocations have been replaced with equity and fixed income allocation ranges.

The Amendment also reflects certain editorial and other changes. Prior to the September 26, 2011 effective date, the Company intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communication relating to this filing should be directed to the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary